Leases - Additional Information (Details) - CAD ($) $ in Millions	1 Months Ended
	Dec. 31, 2024	Jul. 31, 2024	May 31, 2024
Processing facilities
Disclosure Of leases
Term of contract lease for a processing facility			7 years
Exercised right to purchase the processing facility	$ 78.8		$ 78.8
Office space
Disclosure Of leases
Increase in right-of-use assets		$ 30.9
Lease liability, Current		3.4
Lease liability, non-current		$ 34.3
Incremental borrowing rate		7.00%